Employee Benefits - Summary of Defined Benefit Plans Expose the Group to Actuarial Risk (Details)	12 Months Ended
Mar. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumptions analysis	Sensitivity to significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation and keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.
Discount Rate | Benefit Obligations
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumptions analysis	The present value of the defined benefit plan liability is generally calculated using a discount rate determined by reference to government bond yields and in certain overseas jurisdictions, it is calculated in reference to government bond yield adjusted for a corporate spread. If bond yields fall, the defined benefit obligation will tend to increase.
Life Expectancy and Investment Risk | Benefit Obligations
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumptions analysis	The pension fund offers the choice between a lifelong pension and a cash lump sum upon retirement. The pension fund has defined rates for converting the lump sum to a pension and there is the risk that the members live longer than implied by these conversion rates and that the pension assets don’t achieve the investment return implied by these conversion rates.
Actuarial Assumption Of Asset Volatility Member | Benefit Obligations
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumptions analysis	A proportion of the pension fund is held in equities, which is expected to outperform corporate bonds in the long term but give exposure to volatility and risk in the short term. The pension fund board of insurer is responsible for the investment strategy and equity allocation is justified given the long-term investment horizon of the pension fund and the objective to provide a reasonable long term return on members’ account balances.